ATTORNEYS AT LAW

250 PARK AVENUE

NEW YORK, NEW YORK 10177-1211

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EBGLAW.COM

THEODORE L. POLIN

TEL: 212.351.4522

FAX: 212.878.8622

TPOLIN@EBGLAW.COM

October 6, 2005

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Jennifer Hardy, Branch Chief
Division of Corporation Finance

Re:	Correctional Services Corporation
Definitive Proxy Statement

Ladies and Gentlemen:

Reference is made to the Amended Proxy Statement of Correctional Services Corporation (the “Company”), filed on September 13, 2005, and to the staff’s two oral comments thereto delivered September 23, 2005.

On behalf of the Company, we are delivering to you herewith, via EDGAR, a copy of the Company’s Definitive Proxy Statement marked to indicate changes from Amendment No. 1. The changes consist of those responses to the staff’s oral comments and those updating the information presented.

With respect to our responses to the staff’s comments, which follow, for ease of the staff’s review, we have set forth the staff’s comment in bold immediately preceding our response.

1.    Set forth the total merger consideration to be paid by The GEO Group, Inc. (“GEO”) in the section entitled “Summary”.

The total merger consideration, approximately $62 million, has been set forth in the section entitled “Summary” on page 4 of the Definitive Proxy Statement.

Securities and Exchange Commission

October 6, 2005

2.    Indicate which party requested the August 2004 meeting referred to in the section entitled “The Merger —Background of the Merger”.

GEO has been identified in the section entitled “The Merger – Background of the Merger” on page 12 of the Definitive Proxy Statement as the party requesting the August 2004 meeting.

Should you have any questions, kindly call the undersigned.

Very truly yours,

/s/ Theodore L. Polin

Theodore L. Polin

TLP:nma